Supplemental Disclosure Of Cash Flow Information (Cash Paid for Interest and Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest	$ 592	$ 1,693
Income taxes	$ 244	$ 133